Income tax - Disclosure of operating tax loss carry forwards expiring years (Details) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Income tax
Operating loss carry forwards	$ 21,536
Underpaid tax claw back period	5 years
Remainder of 2020
Income tax
Operating loss carry forwards	$ 1,791
2021
Income tax
Operating loss carry forwards	6,378
2022
Income tax
Operating loss carry forwards	7,625
2023
Income tax
Operating loss carry forwards	358
2024
Income tax
Operating loss carry forwards	1,712
2025
Income tax
Operating loss carry forwards	1,077
Tax Loss With No Expiry
Income tax
Operating loss carry forwards	$ 2,595